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ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

February 25, 2021

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:     VanEck Vectors ETF Trust
    Securities Act File No. 333-123257
    Post-Effective Amendment No. 2,705
    Investment Company Act File No. 811-10325
    Amendment No. 2,709

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,705 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and Amendment No. 2,709 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for VanEck Vectors Low Carbon Energy ETF (the “Fund”), filed on April 28, 2020 (0001137360-20-000166), reflecting changes relating to the Fund’s repositioning and revising the applicable disclosure with respect to the Fund to reflect these changes. This filing should have no effect on the other existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Allison M. Fumai at (212) 698-3526 or Stephanie Chaung at (212) 698-3827.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai